Share-Based Compensation (Tables)	12 Months Ended
May 31, 2025
Summary of NES Activities under 2006 and 2016 Share Incentive Plan	The NES activities under the 2016 Share Incentive Plan for the year ended May 31, 2025 are summarized as follows:

	Number of NES	Weighted-average grant date fair value (US$)
NES outstanding as of May 31, 2024	21,469,262	5.01
Granted	37,430,460	4.67
Vested	(10,891,280)	6.99
Forfeited	(203,042)	5.09
NES outstanding as of May 31, 2025	47,805,400	4.29

Koolearn pre ipo share option scheme [Member]
Share-based compensation, stock options
The movements of share options under the
Pre-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2024	25,940,885	1.13
Exercised	(9,245,000)	1.13
Expired	(16,695,885)	1.13
Outstanding as of May 31, 2025	—

Options vested and expected to vest as of May 31, 2025	—

Exercisable as of May 31, 2025	—

Koolean Post Ipo Share Option Three [Member]
Share-based compensation, stock options
The movements of share options under the
Post-IPO
Share Option Scheme are summarized as follows:

	Number of share options	Weighted average exercise price per option (US$)
Outstanding as of May 31, 2024	34,483,946	0.67

Forfeited	(120,288)	0.67
Exercised	(3,550,122)	0.67

Outstanding as of May 31, 2025	30,813,536	0.67

Options vested and expected to vest as of May 31, 2025	30,813,536	0.67

Exercisable as of May 31, 2025	30,813,536	0.67

East Buy 2023 Scheme [Member]
Share-based compensation, stock options
The movements of share awards under the East Buy 2023 Scheme are summarized as follows:

	Number of shares	Weighted-average grant date fair value
		US$
NES outstanding as of May 31, 2024	17,646,330	3.69
Forfeited	(4,084,350)	3.69
Vested	(7,998,860)	3.69
NES outstanding as of May 31, 2025	5,563,120	3.69

Two Thousand Twenty Five Scheme [Member]
Share-based compensation, stock options
The movements of share awards of the East Buy 2025 Scheme are summarized as follows:

	Number of shares	Weighted-average grant date fair value (US$)
NES granted on April 11, 2025	1,780,000	1.46
Vested	—	—
Forfeited	—	—
NES outstanding as of May 31, 2025	1,780,000	1.46